Trade and other receivables (Tables)	6 Months Ended
Dec. 31, 2024
Trade and other receivables
Summary of trade and other receivables

	December 31,	June 30,
	2024	2024
	US$	US$
Trade
- Third parties	12,000	6,090
Non-trade
Deposits	195,446	147,437
Prepayments	136,772	112,016
Interest receivables	10,931	5,539
Total	355,149	271,082

	December 31,	June 30,
	2024	2024
	US$	US$
United States Dollar	99,855	65,754
Singapore Dollar	158,948	159,175
Hong Kong Dollar	63,949	1,296
Others	32,397	44,857
Total	355,149	271,082